UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02110

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2016

Item 1.

Reports to Stockholders

Fidelity Advisor® Leveraged Company Stock Fund Class A, Class T, Class B and Class C Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	8.9
Service Corp. International	6.2	6.0
Boston Scientific Corp.	4.3	3.2
Delta Air Lines, Inc.	3.2	2.5
Bank of America Corp.	3.0	2.8
Comcast Corp. Class A	2.7	2.3
General Motors Co.	2.7	2.2
WestRock Co.	2.6	3.0
Tenet Healthcare Corp.	2.3	1.7
Newell Rubbermaid, Inc.	2.3	1.9
	37.5

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	25.2
Health Care	15.2	14.5
Materials	13.6	13.9
Industrials	11.6	9.5
Financials	11.2	11.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	95.8%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 15.3%

As of July 31, 2015*
Stocks	93.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 15.9%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.6%
Delphi Automotive PLC	446,000	$28,963
Tenneco, Inc. (a)	630,300	24,084
		53,047
Automobiles - 5.1%
Ford Motor Co.	5,729,567	68,411
General Motors Co.	2,976,872	88,234
General Motors Co.:
warrants 7/10/16 (a)	395,121	7,764
warrants 7/10/19 (a)	395,121	4,741
		169,150
Diversified Consumer Services - 6.2%
Service Corp. International	8,434,667	204,035
Hotels, Restaurants & Leisure - 0.9%
ARAMARK Holdings Corp.	849,156	27,131
Penn National Gaming, Inc. (a)	297,660	4,206
Station Holdco LLC unit (a)(b)(c)	116,342	63
		31,400
Household Durables - 3.1%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	1,819
Lennar Corp. Class A	576,600	24,304
Newell Rubbermaid, Inc.	1,935,853	75,072
		101,195
Media - 6.4%
AMC Networks, Inc. Class A (a)	389,700	28,366
Cinemark Holdings, Inc.	1,782,855	52,576
Comcast Corp. Class A	1,588,566	88,499
Gray Television, Inc. (a)	2,747,637	36,131
Nexstar Broadcasting Group, Inc. Class A (d)	172,002	7,776
		213,348
Specialty Retail - 1.3%
GameStop Corp. Class A (d)	596,275	15,628
Sally Beauty Holdings, Inc. (a)	961,500	26,499
		42,127

TOTAL CONSUMER DISCRETIONARY		814,302

CONSUMER STAPLES - 1.6%
Food Products - 1.2%
ConAgra Foods, Inc.	438,800	18,272
Darling International, Inc. (a)	2,452,617	22,049
		40,321
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	13,668

TOTAL CONSUMER STAPLES		53,989

ENERGY - 5.7%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	90,000	880
Halliburton Co.	943,707	30,000
Oil States International, Inc. (a)	203,434	5,743
SAExploration Holdings, Inc. (a)(e)	1,109,003	1,852
Schlumberger Ltd.	90,600	6,548
		45,023
Oil, Gas & Consumable Fuels - 4.3%
Continental Resources, Inc. (a)(d)	720,726	15,215
Hess Corp.	783,890	33,315
QEP Resources, Inc.	795,900	10,203
Range Resources Corp. (d)	202,800	5,995
Valero Energy Corp.	1,003,334	68,096
Whiting Petroleum Corp. (a)	1,326,818	9,752
		142,576

TOTAL ENERGY		187,599

FINANCIALS - 10.9%
Banks - 8.3%
Bank of America Corp.	6,881,001	97,297
Barclays PLC sponsored ADR	1,945,679	20,974
CIT Group, Inc.	170,690	5,010
Citigroup, Inc.	1,110,553	47,287
Huntington Bancshares, Inc.	4,566,320	39,179
Regions Financial Corp.	4,199,720	34,102
SunTrust Banks, Inc.	836,400	30,596
		274,445
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	100,812	1,628
Consumer Finance - 0.8%
American Express Co.	515,752	27,593
Insurance - 0.4%
Lincoln National Corp.	360,400	14,221
Real Estate Investment Trusts - 0.9%
Gaming & Leisure Properties	355,926	9,283
Host Hotels & Resorts, Inc.	832,331	11,528
Sabra Health Care REIT, Inc.	452,492	8,308
		29,119
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	12,131
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,173

TOTAL FINANCIALS		361,310

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp. (a)	8,034,144	140,839
Medtronic PLC	273,726	20,781
		161,620
Health Care Providers & Services - 6.2%
Community Health Systems, Inc. (a)	1,152,373	24,753
DaVita HealthCare Partners, Inc. (a)	464,906	31,204
HCA Holdings, Inc. (a)	512,921	35,689
Tenet Healthcare Corp. (a)	2,856,363	77,465
Universal Health Services, Inc. Class B	317,795	35,796
		204,907
Life Sciences Tools & Services - 0.7%
PRA Health Sciences, Inc. (a)	574,700	24,758
Pharmaceuticals - 3.4%
Johnson & Johnson	127,900	13,358
Merck & Co., Inc.	1,321,200	66,945
Sanofi SA sponsored ADR	745,266	31,033
		111,336

TOTAL HEALTH CARE		502,621

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	387,924	40,034
Huntington Ingalls Industries, Inc.	196,360	25,111
Textron, Inc.	497,300	17,018
		82,163
Airlines - 4.7%
American Airlines Group, Inc.	791,900	30,876
Delta Air Lines, Inc.	2,405,020	106,518
Southwest Airlines Co.	478,033	17,984
		155,378
Building Products - 0.6%
Allegion PLC	201,992	12,233
Armstrong World Industries, Inc. (a)	240,781	9,313
		21,546
Commercial Services & Supplies - 0.9%
Civeo Corp. (a)	406,868	439
Deluxe Corp.	380,287	21,258
Tyco International Ltd.	267,791	9,209
		30,906
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	6,276
Generac Holdings, Inc. (a)(d)	373,058	10,602
		16,878
Industrial Conglomerates - 0.8%
General Electric Co.	896,117	26,077
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	31,190
Pentair PLC	64,254	3,028
		34,218
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	450,397	455
Genco Shipping & Trading Ltd. (a)	6,623	7
Navios Maritime Holdings, Inc. (d)	1,788,039	1,742
		2,204
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,147,700	10,421
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	133,600	6,401

TOTAL INDUSTRIALS		386,192

INFORMATION TECHNOLOGY - 9.7%
Electronic Equipment & Components - 1.6%
Avnet, Inc.	489,587	19,544
Belden, Inc.	455,836	19,473
Corning, Inc.	605,400	11,266
TTM Technologies, Inc. (a)	311,991	1,819
		52,102
Internet Software & Services - 0.5%
VeriSign, Inc. (a)(d)	194,300	14,689
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,683,900	4,732
Semiconductors & Semiconductor Equipment - 3.6%
Intersil Corp. Class A	1,177,013	15,301
Micron Technology, Inc. (a)	1,890,455	20,852
NXP Semiconductors NV (a)	882,169	65,969
ON Semiconductor Corp. (a)	1,968,594	16,851
		118,973
Software - 2.5%
Citrix Systems, Inc. (a)	190,801	13,444
Microsoft Corp.	1,258,432	69,327
		82,771
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	1,160,700	28,751
NCR Corp. (a)	882,069	18,823
		47,574

TOTAL INFORMATION TECHNOLOGY		320,841

MATERIALS - 13.6%
Chemicals - 9.1%
H.B. Fuller Co.	380,376	14,158
LyondellBasell Industries NV Class A	3,478,290	271,203
OMNOVA Solutions, Inc. (a)(e)	2,609,132	13,698
Phosphate Holdings, Inc. (a)	192,500	6
		299,065
Containers & Packaging - 3.1%
Sealed Air Corp.	378,366	15,335
WestRock Co.	2,489,702	87,837
		103,172
Metals & Mining - 0.0%
Ormet Corp. (a)	150,000	0
Paper & Forest Products - 1.4%
Kapstone Paper & Packaging Corp.	946,200	13,985
Louisiana-Pacific Corp. (a)	1,221,110	19,196
Neenah Paper, Inc.	231,700	14,004
		47,185

TOTAL MATERIALS		449,422

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. (d)	4,666,144	21,231
Intelsat SA (a)	855,300	2,857
Level 3 Communications, Inc. (a)	466,741	22,782
		46,870
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	11,300
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,970,200	30,164

TOTAL UTILITIES		41,464

TOTAL COMMON STOCKS
(Cost $2,383,940)		3,164,610

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $9,025)	360,987	9,187
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,530	1,714
SAExploration Holdings, Inc. 10% 7/15/19	7,966	4,620
(Cost $10,560)		6,334
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.38% (f)	136,877,159	136,877
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	56,530,962	56,531
TOTAL MONEY MARKET FUNDS
(Cost $193,408)		193,408
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $2,596,933)		3,373,539
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(61,037)
NET ASSETS - 100%		$3,312,502

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$4,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Securities Lending Cash Central Fund	390
Total	$644

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$16,881	$--	$--	$--	$13,698
SAExploration Holdings, Inc.	--	--	--	--	1,852
Total	$16,881	$--	$--	$--	$15,550

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$814,302	$814,239	$--	$63
Consumer Staples	53,989	53,989	--	--
Energy	187,599	187,599	--	--
Financials	370,497	370,497	--	--
Health Care	502,621	502,621	--	--
Industrials	386,192	386,192	--	--
Information Technology	320,841	320,841	--	--
Materials	449,422	449,416	--	6
Telecommunication Services	46,870	46,870	--	--
Utilities	41,464	41,464	--	--
Corporate Bonds	6,334	--	6,334	--
Money Market Funds	193,408	193,408	--	--
Total Investments in Securities:	$3,373,539	$3,367,136	$6,334	$69

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Netherlands	10.2%
Ireland	2.2%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,071) — See accompanying schedule: Unaffiliated issuers (cost $2,379,181)	$3,164,581
Fidelity Central Funds (cost $193,408)	193,408
Other affiliated issuers (cost $24,344)	15,550
Total Investments (cost $2,596,933)		$3,373,539
Receivable for investments sold		2,662
Receivable for fund shares sold		2,997
Dividends receivable		2,945
Interest receivable		169
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		7
Other receivables		13
Total assets		3,382,440
Liabilities
Payable for investments purchased	$1,538
Payable for fund shares redeemed	8,557
Accrued management fee	1,686
Distribution and service plan fees payable	912
Other affiliated payables	677
Other payables and accrued expenses	37
Collateral on securities loaned, at value	56,531
Total liabilities		69,938
Net Assets		$3,312,502
Net Assets consist of:
Paid in capital		$2,541,651
Undistributed net investment income		3,621
Accumulated undistributed net realized gain (loss) on investments		(9,376)
Net unrealized appreciation (depreciation) on investments		776,606
Net Assets		$3,312,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,141,810 ÷ 23,993.9 shares)		$47.59
Maximum offering price per share (100/94.25 of $47.59)		$50.49
Class T:
Net Asset Value and redemption price per share ($657,872 ÷ 14,113.4 shares)		$46.61
Maximum offering price per share (100/96.50 of $46.61)		$48.30
Class B:
Net Asset Value and offering price per share ($12,555 ÷ 283.3 shares)(a)		$44.32
Class C:
Net Asset Value and offering price per share ($446,267 ÷ 10,046.0 shares)(a)		$44.42
Class I:
Net Asset Value, offering price and redemption price per share ($1,023,356 ÷ 21,198.4 shares)		$48.28
Class Z:
Net Asset Value, offering price and redemption price per share ($30,642 ÷ 634.7 shares)		$48.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$32,347
Interest		709
Income from Fidelity Central Funds		644
Total income		33,700
Expenses
Management fee	$11,720
Transfer agent fees	3,674
Distribution and service plan fees	6,354
Accounting and security lending fees	523
Custodian fees and expenses	14
Independent trustees' compensation	9
Registration fees	102
Audit	36
Legal	10
Miscellaneous	11
Total expenses before reductions	22,453
Expense reductions	(43)	22,410
Net investment income (loss)		11,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,670
Total net realized gain (loss)		117,670
Change in net unrealized appreciation (depreciation) on investment securities		(871,765)
Net gain (loss)		(754,095)
Net increase (decrease) in net assets resulting from operations		$(742,805)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,290	$21,010
Net realized gain (loss)	117,670	216,169
Change in net unrealized appreciation (depreciation)	(871,765)	(104,736)
Net increase (decrease) in net assets resulting from operations	(742,805)	132,443
Distributions to shareholders from net investment income	(18,242)	(22,284)
Distributions to shareholders from net realized gain	–	(495)
Total distributions	(18,242)	(22,779)
Share transactions - net increase (decrease)	(312,030)	(460,915)
Total increase (decrease) in net assets	(1,073,077)	(351,251)
Net Assets
Beginning of period	4,385,579	4,736,830
End of period (including undistributed net investment income of $3,621 and undistributed net investment income of $10,573, respectively)	$3,312,502	$4,385,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$58.00	$56.57	$48.63	$34.29	$35.01	$28.55
Income from Investment Operations
Net investment income (loss)A	.17	.30	.26	.44B	.11	(.08)
Net realized and unrealized gain (loss)	(10.31)	1.43	7.84	13.94	(.51)	6.61
Total from investment operations	(10.14)	1.73	8.10	14.38	(.40)	6.53
Distributions from net investment income	(.27)	(.29)	(.16)	(.04)	(.32)	(.01)C
Distributions from net realized gain	–	(.01)	–	–	–	(.06)C
Total distributions	(.27)	(.30)	(.16)	(.04)	(.32)	(.07)
Net asset value, end of period	$47.59	$58.00	$56.57	$48.63	$34.29	$35.01
Total ReturnD,E,F	(17.55)%	3.06%	16.70%	41.95%	(1.04)%	22.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.07%	1.07%	1.11%	1.13%	1.13%
Expenses net of fee waivers, if any	1.08%I	1.07%	1.07%	1.11%	1.13%	1.13%
Expenses net of all reductions	1.08%I	1.07%	1.07%	1.10%	1.13%	1.12%
Net investment income (loss)	.64%I	.53%	.49%	1.07%B	.33%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$1,142	$1,514	$1,750	$1,490	$1,106	$1,426
Portfolio turnover rateJ	7%I	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$56.74	$55.35	$47.59	$33.60	$34.36	$28.05
Income from Investment Operations
Net investment income (loss)A	.11	.16	.13	.34B	.03	(.15)
Net realized and unrealized gain (loss)	(10.11)	1.40	7.67	13.65	(.50)	6.48
Total from investment operations	(10.00)	1.56	7.80	13.99	(.47)	6.33
Distributions from net investment income	(.13)	(.16)	(.04)	–C	(.29)	–D
Distributions from net realized gain	–	(.01)	–	–	–	(.02)D
Total distributions	(.13)	(.17)	(.04)	–C	(.29)	(.02)
Net asset value, end of period	$46.61	$56.74	$55.35	$47.59	$33.60	$34.36
Total ReturnE,F,G	(17.66)%	2.82%	16.41%	41.65%	(1.26)%	22.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.31%	1.32%	1.34%	1.35%	1.35%
Expenses net of fee waivers, if any	1.32%J	1.31%	1.31%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.32%J	1.31%	1.31%	1.33%	1.35%	1.35%
Net investment income (loss)	.40%J	.29%	.25%	.85%B	.11%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$658	$891	$1,007	$1,012	$753	$906
Portfolio turnover rateK	7%J	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$53.97	$52.79	$45.60	$32.38	$33.24	$27.27
Income from Investment Operations
Net investment income (loss)A	(.04)	(.14)	(.15)	.10B	(.15)	(.33)
Net realized and unrealized gain (loss)	(9.61)	1.33	7.34	13.12	(.49)	6.30
Total from investment operations	(9.65)	1.19	7.19	13.22	(.64)	5.97
Distributions from net investment income	–	–	–	–	(.22)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.01)	–	–	(.22)	–
Net asset value, end of period	$44.32	$53.97	$52.79	$45.60	$32.38	$33.24
Total ReturnC,D,E	(17.88)%	2.25%	15.77%	40.83%	(1.85)%	21.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.87%	1.87%	1.91%	1.94%	1.93%
Expenses net of fee waivers, if any	1.89%H	1.86%	1.87%	1.91%	1.94%	1.93%
Expenses net of all reductions	1.89%H	1.86%	1.87%	1.91%	1.93%	1.92%
Net investment income (loss)	(.17)%H	(.26)%	(.31)%	.27%B	(.48)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$13	$26	$54	$80	$84	$121
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$54.08	$52.87	$45.65	$32.40	$33.24	$27.26
Income from Investment Operations
Net investment income (loss)A	(.03)	(.12)	(.13)	.13B	(.12)	(.31)
Net realized and unrealized gain (loss)	(9.63)	1.34	7.35	13.12	(.49)	6.29
Total from investment operations	(9.66)	1.22	7.22	13.25	(.61)	5.98
Distributions from net investment income	–	–	–	–	(.23)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.01)	–	–	(.23)	–
Net asset value, end of period	$44.42	$54.08	$52.87	$45.65	$32.40	$33.24
Total ReturnC,D,E	(17.86)%	2.30%	15.82%	40.90%	(1.76)%	21.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	1.82%	1.82%	1.85%	1.87%	1.86%
Expenses net of fee waivers, if any	1.82%H	1.82%	1.82%	1.85%	1.87%	1.86%
Expenses net of all reductions	1.82%H	1.82%	1.82%	1.85%	1.86%	1.86%
Net investment income (loss)	(.10)%H	(.22)%	(.26)%	.33%B	(.41)%	(.97)%
Supplemental Data
Net assets, end of period (in millions)	$446	$584	$614	$527	$405	$522
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$57.46	$49.39	$34.77	$35.44	$28.90
Income from Investment Operations
Net investment income (loss)A	.25	.46	.40	.57B	.20	.02
Net realized and unrealized gain (loss)	(10.47)	1.45	7.95	14.13	(.52)	6.67
Total from investment operations	(10.22)	1.91	8.35	14.70	(.32)	6.69
Distributions from net investment income	(.41)	(.45)	(.28)	(.08)	(.35)	(.05)C
Distributions from net realized gain	–	(.01)	–	–	–	(.10)C
Total distributions	(.41)	(.46)	(.28)	(.08)	(.35)	(.15)
Net asset value, end of period	$48.28	$58.91	$57.46	$49.39	$34.77	$35.44
Total ReturnD,E	(17.43)%	3.33%	16.99%	42.34%	(.77)%	23.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.81%	.82%	.84%	.86%	.85%
Expenses net of fee waivers, if any	.81%H	.81%	.82%	.84%	.86%	.85%
Expenses net of all reductions	.81%H	.81%	.81%	.84%	.85%	.85%
Net investment income (loss)	.91%H	.79%	.75%	1.34%B	.60%	.04%
Supplemental Data
Net assets, end of period (in millions)	$1,023	$1,330	$1,272	$965	$631	$694
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$58.96	$57.51	$49.58
Income from Investment Operations
Net investment income (loss)B	.28	.54	.48
Net realized and unrealized gain (loss)	(10.47)	1.44	7.77
Total from investment operations	(10.19)	1.98	8.25
Distributions from net investment income	(.49)	(.52)	(.32)
Distributions from net realized gain	–	(.01)	–
Total distributions	(.49)	(.53)	(.32)
Net asset value, end of period	$48.28	$58.96	$57.51
Total ReturnC,D	(17.38)%	3.45%	16.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.68%	.68%G
Expenses net of fee waivers, if any	.68%G	.68%	.68%G
Expenses net of all reductions	.68%G	.68%	.68%G
Net investment income (loss)	1.04%G	.92%	.88%G
Supplemental Data
Net assets, end of period (in millions)	$31	$41	$40
Portfolio turnover rateH	7%G	4%	9%

 A For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,107,313
Gross unrealized depreciation	(330,559)
Net unrealized appreciation (depreciation) on securities	$776,754
Tax cost	$2,596,785

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(105,155)

The Fund elected to defer to its next fiscal year approximately $21,788 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $126,426 and $316,149, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,691	$–
Class T	.25%	.25%	1,961	–
Class B	.75%	.25%	90	67
Class C	.75%	.25%	2,612	91
			$6,354	$158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$58
Class T	9
Class B(a)	2
Class C(a)	8
$77

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,317.19
Class T	728.19
Class B	24.26
Class C	504.19
Class I	1,093.18
Class Z	8.05
	$ 3,674

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $970. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $390, including $77 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$6,789	$8,435
Class T	1,901	2,856
Class I	9,229	10,623
Class Z	323	370
Total	$18,242	$22,284
From net realized gain
Class A	$–	$169
Class T	–	104
Class B	–	5
Class C	–	68
Class I	–	145
Class Z	–	4
Total	$–	$495

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,605	4,056	$85,632	$231,293
Reinvestment of distributions	119	144	6,519	8,240
Shares redeemed	(3,839)	(9,024)	(201,726)	(512,053)
Net increase (decrease)	(2,115)	(4,824)	$(109,575)	$(272,520)
Class T
Shares sold	945	2,671	$49,323	$149,297
Reinvestment of distributions	33	50	1,784	2,784
Shares redeemed	(2,568)	(5,216)	(133,368)	(291,216)
Net increase (decrease)	(1,590)	(2,495)	$(82,261)	$(139,135)
Class B
Shares sold	–(a)	13	$20	$641
Reinvestment of distributions	–	–(a)	–	4
Shares redeemed	(190)	(554)	(9,543)	(29,544)
Net increase (decrease)	(190)	(541)	$(9,523)	$(28,899)
Class C
Shares sold	325	963	$16,121	$51,218
Reinvestment of distributions	–	1	–	57
Shares redeemed	(1,077)	(1,777)	(52,509)	(94,541)
Net increase (decrease)	(752)	(813)	$(36,388)	$(43,266)
Class I
Shares sold	2,967	7,621	$160,132	$439,237
Reinvestment of distributions	150	163	8,300	9,472
Shares redeemed	(4,497)	(7,343)	(239,564)	(425,464)
Net increase (decrease)	(1,380)	441	$(71,132)	$23,245
Class Z
Shares sold	155	416	$8,264	$24,254
Reinvestment of distributions	6	6	323	374
Shares redeemed	(221)	(426)	(11,738)	(24,968)
Net increase (decrease)	(60)	(4)	$(3,151)	$(340)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.08%
Actual		$1,000.00	$824.50	$4.95
Hypothetical-C		$1,000.00	$1,019.71	$5.48
Class T	1.32%
Actual		$1,000.00	$823.40	$6.05
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class B	1.89%
Actual		$1,000.00	$821.20	$8.65
Hypothetical-C		$1,000.00	$1,015.63	$9.58
Class C	1.82%
Actual		$1,000.00	$821.40	$8.33
Hypothetical-C		$1,000.00	$1,015.99	$9.22
Class I	.81%
Actual		$1,000.00	$825.70	$3.72
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Class Z	.68%
Actual		$1,000.00	$826.20	$3.12
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ALSF-SANN-0316
1.759104.117

Fidelity Advisor® Leveraged Company Stock Fund Class Z Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	8.9
Service Corp. International	6.2	6.0
Boston Scientific Corp.	4.3	3.2
Delta Air Lines, Inc.	3.2	2.5
Bank of America Corp.	3.0	2.8
Comcast Corp. Class A	2.7	2.3
General Motors Co.	2.7	2.2
WestRock Co.	2.6	3.0
Tenet Healthcare Corp.	2.3	1.7
Newell Rubbermaid, Inc.	2.3	1.9
	37.5

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	25.2
Health Care	15.2	14.5
Materials	13.6	13.9
Industrials	11.6	9.5
Financials	11.2	11.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	95.8%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 15.3%

As of July 31, 2015*
Stocks	93.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 15.9%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.6%
Delphi Automotive PLC	446,000	$28,963
Tenneco, Inc. (a)	630,300	24,084
		53,047
Automobiles - 5.1%
Ford Motor Co.	5,729,567	68,411
General Motors Co.	2,976,872	88,234
General Motors Co.:
warrants 7/10/16 (a)	395,121	7,764
warrants 7/10/19 (a)	395,121	4,741
		169,150
Diversified Consumer Services - 6.2%
Service Corp. International	8,434,667	204,035
Hotels, Restaurants & Leisure - 0.9%
ARAMARK Holdings Corp.	849,156	27,131
Penn National Gaming, Inc. (a)	297,660	4,206
Station Holdco LLC unit (a)(b)(c)	116,342	63
		31,400
Household Durables - 3.1%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	1,819
Lennar Corp. Class A	576,600	24,304
Newell Rubbermaid, Inc.	1,935,853	75,072
		101,195
Media - 6.4%
AMC Networks, Inc. Class A (a)	389,700	28,366
Cinemark Holdings, Inc.	1,782,855	52,576
Comcast Corp. Class A	1,588,566	88,499
Gray Television, Inc. (a)	2,747,637	36,131
Nexstar Broadcasting Group, Inc. Class A (d)	172,002	7,776
		213,348
Specialty Retail - 1.3%
GameStop Corp. Class A (d)	596,275	15,628
Sally Beauty Holdings, Inc. (a)	961,500	26,499
		42,127

TOTAL CONSUMER DISCRETIONARY		814,302

CONSUMER STAPLES - 1.6%
Food Products - 1.2%
ConAgra Foods, Inc.	438,800	18,272
Darling International, Inc. (a)	2,452,617	22,049
		40,321
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	13,668

TOTAL CONSUMER STAPLES		53,989

ENERGY - 5.7%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	90,000	880
Halliburton Co.	943,707	30,000
Oil States International, Inc. (a)	203,434	5,743
SAExploration Holdings, Inc. (a)(e)	1,109,003	1,852
Schlumberger Ltd.	90,600	6,548
		45,023
Oil, Gas & Consumable Fuels - 4.3%
Continental Resources, Inc. (a)(d)	720,726	15,215
Hess Corp.	783,890	33,315
QEP Resources, Inc.	795,900	10,203
Range Resources Corp. (d)	202,800	5,995
Valero Energy Corp.	1,003,334	68,096
Whiting Petroleum Corp. (a)	1,326,818	9,752
		142,576

TOTAL ENERGY		187,599

FINANCIALS - 10.9%
Banks - 8.3%
Bank of America Corp.	6,881,001	97,297
Barclays PLC sponsored ADR	1,945,679	20,974
CIT Group, Inc.	170,690	5,010
Citigroup, Inc.	1,110,553	47,287
Huntington Bancshares, Inc.	4,566,320	39,179
Regions Financial Corp.	4,199,720	34,102
SunTrust Banks, Inc.	836,400	30,596
		274,445
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	100,812	1,628
Consumer Finance - 0.8%
American Express Co.	515,752	27,593
Insurance - 0.4%
Lincoln National Corp.	360,400	14,221
Real Estate Investment Trusts - 0.9%
Gaming & Leisure Properties	355,926	9,283
Host Hotels & Resorts, Inc.	832,331	11,528
Sabra Health Care REIT, Inc.	452,492	8,308
		29,119
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	12,131
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,173

TOTAL FINANCIALS		361,310

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp. (a)	8,034,144	140,839
Medtronic PLC	273,726	20,781
		161,620
Health Care Providers & Services - 6.2%
Community Health Systems, Inc. (a)	1,152,373	24,753
DaVita HealthCare Partners, Inc. (a)	464,906	31,204
HCA Holdings, Inc. (a)	512,921	35,689
Tenet Healthcare Corp. (a)	2,856,363	77,465
Universal Health Services, Inc. Class B	317,795	35,796
		204,907
Life Sciences Tools & Services - 0.7%
PRA Health Sciences, Inc. (a)	574,700	24,758
Pharmaceuticals - 3.4%
Johnson & Johnson	127,900	13,358
Merck & Co., Inc.	1,321,200	66,945
Sanofi SA sponsored ADR	745,266	31,033
		111,336

TOTAL HEALTH CARE		502,621

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	387,924	40,034
Huntington Ingalls Industries, Inc.	196,360	25,111
Textron, Inc.	497,300	17,018
		82,163
Airlines - 4.7%
American Airlines Group, Inc.	791,900	30,876
Delta Air Lines, Inc.	2,405,020	106,518
Southwest Airlines Co.	478,033	17,984
		155,378
Building Products - 0.6%
Allegion PLC	201,992	12,233
Armstrong World Industries, Inc. (a)	240,781	9,313
		21,546
Commercial Services & Supplies - 0.9%
Civeo Corp. (a)	406,868	439
Deluxe Corp.	380,287	21,258
Tyco International Ltd.	267,791	9,209
		30,906
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	6,276
Generac Holdings, Inc. (a)(d)	373,058	10,602
		16,878
Industrial Conglomerates - 0.8%
General Electric Co.	896,117	26,077
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	31,190
Pentair PLC	64,254	3,028
		34,218
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	450,397	455
Genco Shipping & Trading Ltd. (a)	6,623	7
Navios Maritime Holdings, Inc. (d)	1,788,039	1,742
		2,204
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,147,700	10,421
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	133,600	6,401

TOTAL INDUSTRIALS		386,192

INFORMATION TECHNOLOGY - 9.7%
Electronic Equipment & Components - 1.6%
Avnet, Inc.	489,587	19,544
Belden, Inc.	455,836	19,473
Corning, Inc.	605,400	11,266
TTM Technologies, Inc. (a)	311,991	1,819
		52,102
Internet Software & Services - 0.5%
VeriSign, Inc. (a)(d)	194,300	14,689
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,683,900	4,732
Semiconductors & Semiconductor Equipment - 3.6%
Intersil Corp. Class A	1,177,013	15,301
Micron Technology, Inc. (a)	1,890,455	20,852
NXP Semiconductors NV (a)	882,169	65,969
ON Semiconductor Corp. (a)	1,968,594	16,851
		118,973
Software - 2.5%
Citrix Systems, Inc. (a)	190,801	13,444
Microsoft Corp.	1,258,432	69,327
		82,771
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	1,160,700	28,751
NCR Corp. (a)	882,069	18,823
		47,574

TOTAL INFORMATION TECHNOLOGY		320,841

MATERIALS - 13.6%
Chemicals - 9.1%
H.B. Fuller Co.	380,376	14,158
LyondellBasell Industries NV Class A	3,478,290	271,203
OMNOVA Solutions, Inc. (a)(e)	2,609,132	13,698
Phosphate Holdings, Inc. (a)	192,500	6
		299,065
Containers & Packaging - 3.1%
Sealed Air Corp.	378,366	15,335
WestRock Co.	2,489,702	87,837
		103,172
Metals & Mining - 0.0%
Ormet Corp. (a)	150,000	0
Paper & Forest Products - 1.4%
Kapstone Paper & Packaging Corp.	946,200	13,985
Louisiana-Pacific Corp. (a)	1,221,110	19,196
Neenah Paper, Inc.	231,700	14,004
		47,185

TOTAL MATERIALS		449,422

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. (d)	4,666,144	21,231
Intelsat SA (a)	855,300	2,857
Level 3 Communications, Inc. (a)	466,741	22,782
		46,870
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	11,300
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,970,200	30,164

TOTAL UTILITIES		41,464

TOTAL COMMON STOCKS
(Cost $2,383,940)		3,164,610

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $9,025)	360,987	9,187
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,530	1,714
SAExploration Holdings, Inc. 10% 7/15/19	7,966	4,620
(Cost $10,560)		6,334
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.38% (f)	136,877,159	136,877
Fidelity Securities Lending Cash Central Fund, 0.42%(f)(g)	56,530,962	56,531
TOTAL MONEY MARKET FUNDS
(Cost $193,408)		193,408
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $2,596,933)		3,373,539
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(61,037)
NET ASSETS - 100%		$3,312,502

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$4,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Securities Lending Cash Central Fund	390
Total	$644

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$16,881	$--	$--	$--	$13,698
SAExploration Holdings, Inc.	--	--	--	--	1,852
Total	$16,881	$--	$--	$--	$15,550

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$814,302	$814,239	$--	$63
Consumer Staples	53,989	53,989	--	--
Energy	187,599	187,599	--	--
Financials	370,497	370,497	--	--
Health Care	502,621	502,621	--	--
Industrials	386,192	386,192	--	--
Information Technology	320,841	320,841	--	--
Materials	449,422	449,416	--	6
Telecommunication Services	46,870	46,870	--	--
Utilities	41,464	41,464	--	--
Corporate Bonds	6,334	--	6,334	--
Money Market Funds	193,408	193,408	--	--
Total Investments in Securities:	$3,373,539	$3,367,136	$6,334	$69

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Netherlands	10.2%
Ireland	2.2%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,071) — See accompanying schedule: Unaffiliated issuers (cost $2,379,181)	$3,164,581
Fidelity Central Funds (cost $193,408)	193,408
Other affiliated issuers (cost $24,344)	15,550
Total Investments (cost $2,596,933)		$3,373,539
Receivable for investments sold		2,662
Receivable for fund shares sold		2,997
Dividends receivable		2,945
Interest receivable		169
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		7
Other receivables		13
Total assets		3,382,440
Liabilities
Payable for investments purchased	$1,538
Payable for fund shares redeemed	8,557
Accrued management fee	1,686
Distribution and service plan fees payable	912
Other affiliated payables	677
Other payables and accrued expenses	37
Collateral on securities loaned, at value	56,531
Total liabilities		69,938
Net Assets		$3,312,502
Net Assets consist of:
Paid in capital		$2,541,651
Undistributed net investment income		3,621
Accumulated undistributed net realized gain (loss) on investments		(9,376)
Net unrealized appreciation (depreciation) on investments		776,606
Net Assets		$3,312,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,141,810 ÷ 23,993.9 shares)		$47.59
Maximum offering price per share (100/94.25 of $47.59)		$50.49
Class T:
Net Asset Value and redemption price per share ($657,872 ÷ 14,113.4 shares)		$46.61
Maximum offering price per share (100/96.50 of $46.61)		$48.30
Class B:
Net Asset Value and offering price per share ($12,555 ÷ 283.3 shares)(a)		$44.32
Class C:
Net Asset Value and offering price per share ($446,267 ÷ 10,046.0 shares)(a)		$44.42
Class I:
Net Asset Value, offering price and redemption price per share ($1,023,356 ÷ 21,198.4 shares)		$48.28
Class Z:
Net Asset Value, offering price and redemption price per share ($30,642 ÷ 634.7 shares)		$48.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$32,347
Interest		709
Income from Fidelity Central Funds		644
Total income		33,700
Expenses
Management fee	$11,720
Transfer agent fees	3,674
Distribution and service plan fees	6,354
Accounting and security lending fees	523
Custodian fees and expenses	14
Independent trustees' compensation	9
Registration fees	102
Audit	36
Legal	10
Miscellaneous	11
Total expenses before reductions	22,453
Expense reductions	(43)	22,410
Net investment income (loss)		11,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,670
Total net realized gain (loss)		117,670
Change in net unrealized appreciation (depreciation) on investment securities		(871,765)
Net gain (loss)		(754,095)
Net increase (decrease) in net assets resulting from operations		$(742,805)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,290	$21,010
Net realized gain (loss)	117,670	216,169
Change in net unrealized appreciation (depreciation)	(871,765)	(104,736)
Net increase (decrease) in net assets resulting from operations	(742,805)	132,443
Distributions to shareholders from net investment income	(18,242)	(22,284)
Distributions to shareholders from net realized gain	–	(495)
Total distributions	(18,242)	(22,779)
Share transactions - net increase (decrease)	(312,030)	(460,915)
Total increase (decrease) in net assets	(1,073,077)	(351,251)
Net Assets
Beginning of period	4,385,579	4,736,830
End of period (including undistributed net investment income of $3,621 and undistributed net investment income of $10,573, respectively)	$3,312,502	$4,385,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$58.00	$56.57	$48.63	$34.29	$35.01	$28.55
Income from Investment Operations
Net investment income (loss)A	.17	.30	.26	.44B	.11	(.08)
Net realized and unrealized gain (loss)	(10.31)	1.43	7.84	13.94	(.51)	6.61
Total from investment operations	(10.14)	1.73	8.10	14.38	(.40)	6.53
Distributions from net investment income	(.27)	(.29)	(.16)	(.04)	(.32)	(.01)C
Distributions from net realized gain	–	(.01)	–	–	–	(.06)C
Total distributions	(.27)	(.30)	(.16)	(.04)	(.32)	(.07)
Net asset value, end of period	$47.59	$58.00	$56.57	$48.63	$34.29	$35.01
Total ReturnD,E,F	(17.55)%	3.06%	16.70%	41.95%	(1.04)%	22.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.07%	1.07%	1.11%	1.13%	1.13%
Expenses net of fee waivers, if any	1.08%I	1.07%	1.07%	1.11%	1.13%	1.13%
Expenses net of all reductions	1.08%I	1.07%	1.07%	1.10%	1.13%	1.12%
Net investment income (loss)	.64%I	.53%	.49%	1.07%B	.33%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$1,142	$1,514	$1,750	$1,490	$1,106	$1,426
Portfolio turnover rateJ	7%I	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$56.74	$55.35	$47.59	$33.60	$34.36	$28.05
Income from Investment Operations
Net investment income (loss)A	.11	.16	.13	.34B	.03	(.15)
Net realized and unrealized gain (loss)	(10.11)	1.40	7.67	13.65	(.50)	6.48
Total from investment operations	(10.00)	1.56	7.80	13.99	(.47)	6.33
Distributions from net investment income	(.13)	(.16)	(.04)	–C	(.29)	–D
Distributions from net realized gain	–	(.01)	–	–	–	(.02)D
Total distributions	(.13)	(.17)	(.04)	–C	(.29)	(.02)
Net asset value, end of period	$46.61	$56.74	$55.35	$47.59	$33.60	$34.36
Total ReturnE,F,G	(17.66)%	2.82%	16.41%	41.65%	(1.26)%	22.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.31%	1.32%	1.34%	1.35%	1.35%
Expenses net of fee waivers, if any	1.32%J	1.31%	1.31%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.32%J	1.31%	1.31%	1.33%	1.35%	1.35%
Net investment income (loss)	.40%J	.29%	.25%	.85%B	.11%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$658	$891	$1,007	$1,012	$753	$906
Portfolio turnover rateK	7%J	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$53.97	$52.79	$45.60	$32.38	$33.24	$27.27
Income from Investment Operations
Net investment income (loss)A	(.04)	(.14)	(.15)	.10B	(.15)	(.33)
Net realized and unrealized gain (loss)	(9.61)	1.33	7.34	13.12	(.49)	6.30
Total from investment operations	(9.65)	1.19	7.19	13.22	(.64)	5.97
Distributions from net investment income	–	–	–	–	(.22)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.01)	–	–	(.22)	–
Net asset value, end of period	$44.32	$53.97	$52.79	$45.60	$32.38	$33.24
Total ReturnC,D,E	(17.88)%	2.25%	15.77%	40.83%	(1.85)%	21.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.87%	1.87%	1.91%	1.94%	1.93%
Expenses net of fee waivers, if any	1.89%H	1.86%	1.87%	1.91%	1.94%	1.93%
Expenses net of all reductions	1.89%H	1.86%	1.87%	1.91%	1.93%	1.92%
Net investment income (loss)	(.17)%H	(.26)%	(.31)%	.27%B	(.48)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$13	$26	$54	$80	$84	$121
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$54.08	$52.87	$45.65	$32.40	$33.24	$27.26
Income from Investment Operations
Net investment income (loss)A	(.03)	(.12)	(.13)	.13B	(.12)	(.31)
Net realized and unrealized gain (loss)	(9.63)	1.34	7.35	13.12	(.49)	6.29
Total from investment operations	(9.66)	1.22	7.22	13.25	(.61)	5.98
Distributions from net investment income	–	–	–	–	(.23)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.01)	–	–	(.23)	–
Net asset value, end of period	$44.42	$54.08	$52.87	$45.65	$32.40	$33.24
Total ReturnC,D,E	(17.86)%	2.30%	15.82%	40.90%	(1.76)%	21.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	1.82%	1.82%	1.85%	1.87%	1.86%
Expenses net of fee waivers, if any	1.82%H	1.82%	1.82%	1.85%	1.87%	1.86%
Expenses net of all reductions	1.82%H	1.82%	1.82%	1.85%	1.86%	1.86%
Net investment income (loss)	(.10)%H	(.22)%	(.26)%	.33%B	(.41)%	(.97)%
Supplemental Data
Net assets, end of period (in millions)	$446	$584	$614	$527	$405	$522
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$57.46	$49.39	$34.77	$35.44	$28.90
Income from Investment Operations
Net investment income (loss)A	.25	.46	.40	.57B	.20	.02
Net realized and unrealized gain (loss)	(10.47)	1.45	7.95	14.13	(.52)	6.67
Total from investment operations	(10.22)	1.91	8.35	14.70	(.32)	6.69
Distributions from net investment income	(.41)	(.45)	(.28)	(.08)	(.35)	(.05)C
Distributions from net realized gain	–	(.01)	–	–	–	(.10)C
Total distributions	(.41)	(.46)	(.28)	(.08)	(.35)	(.15)
Net asset value, end of period	$48.28	$58.91	$57.46	$49.39	$34.77	$35.44
Total ReturnD,E	(17.43)%	3.33%	16.99%	42.34%	(.77)%	23.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.81%	.82%	.84%	.86%	.85%
Expenses net of fee waivers, if any	.81%H	.81%	.82%	.84%	.86%	.85%
Expenses net of all reductions	.81%H	.81%	.81%	.84%	.85%	.85%
Net investment income (loss)	.91%H	.79%	.75%	1.34%B	.60%	.04%
Supplemental Data
Net assets, end of period (in millions)	$1,023	$1,330	$1,272	$965	$631	$694
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$58.96	$57.51	$49.58
Income from Investment Operations
Net investment income (loss)B	.28	.54	.48
Net realized and unrealized gain (loss)	(10.47)	1.44	7.77
Total from investment operations	(10.19)	1.98	8.25
Distributions from net investment income	(.49)	(.52)	(.32)
Distributions from net realized gain	–	(.01)	–
Total distributions	(.49)	(.53)	(.32)
Net asset value, end of period	$48.28	$58.96	$57.51
Total ReturnC,D	(17.38)%	3.45%	16.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.68%	.68%G
Expenses net of fee waivers, if any	.68%G	.68%	.68%G
Expenses net of all reductions	.68%G	.68%	.68%G
Net investment income (loss)	1.04%G	.92%	.88%G
Supplemental Data
Net assets, end of period (in millions)	$31	$41	$40
Portfolio turnover rateH	7%G	4%	9%

 A For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,107,313
Gross unrealized depreciation	(330,559)
Net unrealized appreciation (depreciation) on securities	$776,754
Tax cost	$2,596,785

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(105,155)

The Fund elected to defer to its next fiscal year approximately $21,788 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $126,426 and $316,149, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,691	$–
Class T	.25%	.25%	1,961	–
Class B	.75%	.25%	90	67
Class C	.75%	.25%	2,612	91
			$6,354	$158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$58
Class T	9
Class B(a)	2
Class C(a)	8
$77

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,317.19
Class T	728.19
Class B	24.26
Class C	504.19
Class I	1,093.18
Class Z	8.05
	$ 3,674

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $970. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $390, including $77 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$6,789	$8,435
Class T	1,901	2,856
Class I	9,229	10,623
Class Z	323	370
Total	$18,242	$22,284
From net realized gain
Class A	$–	$169
Class T	–	104
Class B	–	5
Class C	–	68
Class I	–	145
Class Z	–	4
Total	$–	$495

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,605	4,056	$85,632	$231,293
Reinvestment of distributions	119	144	6,519	8,240
Shares redeemed	(3,839)	(9,024)	(201,726)	(512,053)
Net increase (decrease)	(2,115)	(4,824)	$(109,575)	$(272,520)
Class T
Shares sold	945	2,671	$49,323	$149,297
Reinvestment of distributions	33	50	1,784	2,784
Shares redeemed	(2,568)	(5,216)	(133,368)	(291,216)
Net increase (decrease)	(1,590)	(2,495)	$(82,261)	$(139,135)
Class B
Shares sold	–(a)	13	$20	$641
Reinvestment of distributions	–	–(a)	–	4
Shares redeemed	(190)	(554)	(9,543)	(29,544)
Net increase (decrease)	(190)	(541)	$(9,523)	$(28,899)
Class C
Shares sold	325	963	$16,121	$51,218
Reinvestment of distributions	–	1	–	57
Shares redeemed	(1,077)	(1,777)	(52,509)	(94,541)
Net increase (decrease)	(752)	(813)	$(36,388)	$(43,266)
Class I
Shares sold	2,967	7,621	$160,132	$439,237
Reinvestment of distributions	150	163	8,300	9,472
Shares redeemed	(4,497)	(7,343)	(239,564)	(425,464)
Net increase (decrease)	(1,380)	441	$(71,132)	$23,245
Class Z
Shares sold	155	416	$8,264	$24,254
Reinvestment of distributions	6	6	323	374
Shares redeemed	(221)	(426)	(11,738)	(24,968)
Net increase (decrease)	(60)	(4)	$(3,151)	$(340)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.08%
Actual		$1,000.00	$824.50	$4.95
Hypothetical-C		$1,000.00	$1,019.71	$5.48
Class T	1.32%
Actual		$1,000.00	$823.40	$6.05
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class B	1.89%
Actual		$1,000.00	$821.20	$8.65
Hypothetical-C		$1,000.00	$1,015.63	$9.58
Class C	1.82%
Actual		$1,000.00	$821.40	$8.33
Hypothetical-C		$1,000.00	$1,015.99	$9.22
Class I	.81%
Actual		$1,000.00	$825.70	$3.72
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Class Z	.68%
Actual		$1,000.00	$826.20	$3.12
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ALSFZ-SANN-0316
1.9586381.102

Fidelity Advisor® Leveraged Company Stock Fund Class I Semi-Annual Report January 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	8.2	8.9
Service Corp. International	6.2	6.0
Boston Scientific Corp.	4.3	3.2
Delta Air Lines, Inc.	3.2	2.5
Bank of America Corp.	3.0	2.8
Comcast Corp. Class A	2.7	2.3
General Motors Co.	2.7	2.2
WestRock Co.	2.6	3.0
Tenet Healthcare Corp.	2.3	1.7
Newell Rubbermaid, Inc.	2.3	1.9
	37.5

Top Five Market Sectors as of January 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.6	25.2
Health Care	15.2	14.5
Materials	13.6	13.9
Industrials	11.6	9.5
Financials	11.2	11.3

Asset Allocation (% of fund's net assets)

As of January 31, 2016*
Stocks	95.8%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	4.0%

 * Foreign investments - 15.3%

As of July 31, 2015*
Stocks	93.7%
Bonds	0.3%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

 * Foreign investments - 15.9%

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.6%
Auto Components - 1.6%
Delphi Automotive PLC	446,000	$28,963
Tenneco, Inc. (a)	630,300	24,084
		53,047
Automobiles - 5.1%
Ford Motor Co.	5,729,567	68,411
General Motors Co.	2,976,872	88,234
General Motors Co.:
warrants 7/10/16 (a)	395,121	7,764
warrants 7/10/19 (a)	395,121	4,741
		169,150
Diversified Consumer Services - 6.2%
Service Corp. International	8,434,667	204,035
Hotels, Restaurants & Leisure - 0.9%
ARAMARK Holdings Corp.	849,156	27,131
Penn National Gaming, Inc. (a)	297,660	4,206
Station Holdco LLC unit (a)(b)(c)	116,342	63
		31,400
Household Durables - 3.1%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	1,819
Lennar Corp. Class A	576,600	24,304
Newell Rubbermaid, Inc.	1,935,853	75,072
		101,195
Media - 6.4%
AMC Networks, Inc. Class A (a)	389,700	28,366
Cinemark Holdings, Inc.	1,782,855	52,576
Comcast Corp. Class A	1,588,566	88,499
Gray Television, Inc. (a)	2,747,637	36,131
Nexstar Broadcasting Group, Inc. Class A (d)	172,002	7,776
		213,348
Specialty Retail - 1.3%
GameStop Corp. Class A (d)	596,275	15,628
Sally Beauty Holdings, Inc. (a)	961,500	26,499
		42,127

TOTAL CONSUMER DISCRETIONARY		814,302

CONSUMER STAPLES - 1.6%
Food Products - 1.2%
ConAgra Foods, Inc.	438,800	18,272
Darling International, Inc. (a)	2,452,617	22,049
		40,321
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	13,668

TOTAL CONSUMER STAPLES		53,989

ENERGY - 5.7%
Energy Equipment & Services - 1.4%
Ensco PLC Class A	90,000	880
Halliburton Co.	943,707	30,000
Oil States International, Inc. (a)	203,434	5,743
SAExploration Holdings, Inc. (a)(e)	1,109,003	1,852
Schlumberger Ltd.	90,600	6,548
		45,023
Oil, Gas & Consumable Fuels - 4.3%
Continental Resources, Inc. (a)(d)	720,726	15,215
Hess Corp.	783,890	33,315
QEP Resources, Inc.	795,900	10,203
Range Resources Corp. (d)	202,800	5,995
Valero Energy Corp.	1,003,334	68,096
Whiting Petroleum Corp. (a)	1,326,818	9,752
		142,576

TOTAL ENERGY		187,599

FINANCIALS - 10.9%
Banks - 8.3%
Bank of America Corp.	6,881,001	97,297
Barclays PLC sponsored ADR	1,945,679	20,974
CIT Group, Inc.	170,690	5,010
Citigroup, Inc.	1,110,553	47,287
Huntington Bancshares, Inc.	4,566,320	39,179
Regions Financial Corp.	4,199,720	34,102
SunTrust Banks, Inc.	836,400	30,596
		274,445
Capital Markets - 0.0%
Motors Liquidation Co. GUC Trust (a)	100,812	1,628
Consumer Finance - 0.8%
American Express Co.	515,752	27,593
Insurance - 0.4%
Lincoln National Corp.	360,400	14,221
Real Estate Investment Trusts - 0.9%
Gaming & Leisure Properties	355,926	9,283
Host Hotels & Resorts, Inc.	832,331	11,528
Sabra Health Care REIT, Inc.	452,492	8,308
		29,119
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	12,131
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,173

TOTAL FINANCIALS		361,310

HEALTH CARE - 15.2%
Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp. (a)	8,034,144	140,839
Medtronic PLC	273,726	20,781
		161,620
Health Care Providers & Services - 6.2%
Community Health Systems, Inc. (a)	1,152,373	24,753
DaVita HealthCare Partners, Inc. (a)	464,906	31,204
HCA Holdings, Inc. (a)	512,921	35,689
Tenet Healthcare Corp. (a)	2,856,363	77,465
Universal Health Services, Inc. Class B	317,795	35,796
		204,907
Life Sciences Tools & Services - 0.7%
PRA Health Sciences, Inc. (a)	574,700	24,758
Pharmaceuticals - 3.4%
Johnson & Johnson	127,900	13,358
Merck & Co., Inc.	1,321,200	66,945
Sanofi SA sponsored ADR	745,266	31,033
		111,336

TOTAL HEALTH CARE		502,621

INDUSTRIALS - 11.6%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	387,924	40,034
Huntington Ingalls Industries, Inc.	196,360	25,111
Textron, Inc.	497,300	17,018
		82,163
Airlines - 4.7%
American Airlines Group, Inc.	791,900	30,876
Delta Air Lines, Inc.	2,405,020	106,518
Southwest Airlines Co.	478,033	17,984
		155,378
Building Products - 0.6%
Allegion PLC	201,992	12,233
Armstrong World Industries, Inc. (a)	240,781	9,313
		21,546
Commercial Services & Supplies - 0.9%
Civeo Corp. (a)	406,868	439
Deluxe Corp.	380,287	21,258
Tyco International Ltd.	267,791	9,209
		30,906
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	6,276
Generac Holdings, Inc. (a)(d)	373,058	10,602
		16,878
Industrial Conglomerates - 0.8%
General Electric Co.	896,117	26,077
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	31,190
Pentair PLC	64,254	3,028
		34,218
Marine - 0.1%
Genco Shipping & Trading Ltd. (a)	450,397	455
Genco Shipping & Trading Ltd. (a)	6,623	7
Navios Maritime Holdings, Inc. (d)	1,788,039	1,742
		2,204
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	1,147,700	10,421
Trading Companies & Distributors - 0.2%
United Rentals, Inc. (a)	133,600	6,401

TOTAL INDUSTRIALS		386,192

INFORMATION TECHNOLOGY - 9.7%
Electronic Equipment & Components - 1.6%
Avnet, Inc.	489,587	19,544
Belden, Inc.	455,836	19,473
Corning, Inc.	605,400	11,266
TTM Technologies, Inc. (a)	311,991	1,819
		52,102
Internet Software & Services - 0.5%
VeriSign, Inc. (a)(d)	194,300	14,689
IT Services - 0.1%
Everi Holdings, Inc. (a)	1,683,900	4,732
Semiconductors & Semiconductor Equipment - 3.6%
Intersil Corp. Class A	1,177,013	15,301
Micron Technology, Inc. (a)	1,890,455	20,852
NXP Semiconductors NV (a)	882,169	65,969
ON Semiconductor Corp. (a)	1,968,594	16,851
		118,973
Software - 2.5%
Citrix Systems, Inc. (a)	190,801	13,444
Microsoft Corp.	1,258,432	69,327
		82,771
Technology Hardware, Storage & Peripherals - 1.4%
EMC Corp.	1,160,700	28,751
NCR Corp. (a)	882,069	18,823
		47,574

TOTAL INFORMATION TECHNOLOGY		320,841

MATERIALS - 13.6%
Chemicals - 9.1%
H.B. Fuller Co.	380,376	14,158
LyondellBasell Industries NV Class A	3,478,290	271,203
OMNOVA Solutions, Inc. (a)(e)	2,609,132	13,698
Phosphate Holdings, Inc. (a)	192,500	6
		299,065
Containers & Packaging - 3.1%
Sealed Air Corp.	378,366	15,335
WestRock Co.	2,489,702	87,837
		103,172
Metals & Mining - 0.0%
Ormet Corp. (a)	150,000	0
Paper & Forest Products - 1.4%
Kapstone Paper & Packaging Corp.	946,200	13,985
Louisiana-Pacific Corp. (a)	1,221,110	19,196
Neenah Paper, Inc.	231,700	14,004
		47,185

TOTAL MATERIALS		449,422

TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. (d)	4,666,144	21,231
Intelsat SA (a)	855,300	2,857
Level 3 Communications, Inc. (a)	466,741	22,782
		46,870
UTILITIES - 1.2%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	11,300
Independent Power and Renewable Electricity Producers - 0.9%
Calpine Corp. (a)	1,970,200	30,164

TOTAL UTILITIES		41,464

TOTAL COMMON STOCKS
(Cost $2,383,940)		3,164,610

Nonconvertible Preferred Stocks - 0.3%
FINANCIALS - 0.3%
Capital Markets - 0.3%
GMAC Capital Trust I Series 2, 8.125%
(Cost $9,025)	360,987	9,187
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
Gulfmark Offshore, Inc. 6.375% 3/15/22	5,530	1,714
SAExploration Holdings, Inc. 10% 7/15/19	7,966	4,620
(Cost $10,560)		6,334
	Shares	Value (000s)

Money Market Funds - 5.8%
Fidelity Cash Central Fund, 0.38% (f)	136,877,159	136,877
Fidelity Securities Lending Cash Central Fund, 0.42% (f)(g)	56,530,962	56,531
TOTAL MONEY MARKET FUNDS
(Cost $193,408)		193,408
TOTAL INVESTMENT PORTFOLIO - 101.8%
(Cost $2,596,933)		3,373,539
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(61,037)
NET ASSETS - 100%		$3,312,502

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $63,000 or 0.0% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Affiliated company

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$4,745

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$254
Fidelity Securities Lending Cash Central Fund	390
Total	$644

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
OMNOVA Solutions, Inc.	$16,881	$--	$--	$--	$13,698
SAExploration Holdings, Inc.	--	--	--	--	1,852
Total	$16,881	$--	$--	$--	$15,550

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$814,302	$814,239	$--	$63
Consumer Staples	53,989	53,989	--	--
Energy	187,599	187,599	--	--
Financials	370,497	370,497	--	--
Health Care	502,621	502,621	--	--
Industrials	386,192	386,192	--	--
Information Technology	320,841	320,841	--	--
Materials	449,422	449,416	--	6
Telecommunication Services	46,870	46,870	--	--
Utilities	41,464	41,464	--	--
Corporate Bonds	6,334	--	6,334	--
Money Market Funds	193,408	193,408	--	--
Total Investments in Securities:	$3,373,539	$3,367,136	$6,334	$69

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	84.7%
Netherlands	10.2%
Ireland	2.2%
France	1.0%
Others (Individually Less Than 1%)	1.9%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		January 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $56,071) — See accompanying schedule: Unaffiliated issuers (cost $2,379,181)	$3,164,581
Fidelity Central Funds (cost $193,408)	193,408
Other affiliated issuers (cost $24,344)	15,550
Total Investments (cost $2,596,933)		$3,373,539
Receivable for investments sold		2,662
Receivable for fund shares sold		2,997
Dividends receivable		2,945
Interest receivable		169
Distributions receivable from Fidelity Central Funds		108
Prepaid expenses		7
Other receivables		13
Total assets		3,382,440
Liabilities
Payable for investments purchased	$1,538
Payable for fund shares redeemed	8,557
Accrued management fee	1,686
Distribution and service plan fees payable	912
Other affiliated payables	677
Other payables and accrued expenses	37
Collateral on securities loaned, at value	56,531
Total liabilities		69,938
Net Assets		$3,312,502
Net Assets consist of:
Paid in capital		$2,541,651
Undistributed net investment income		3,621
Accumulated undistributed net realized gain (loss) on investments		(9,376)
Net unrealized appreciation (depreciation) on investments		776,606
Net Assets		$3,312,502
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($1,141,810 ÷ 23,993.9 shares)		$47.59
Maximum offering price per share (100/94.25 of $47.59)		$50.49
Class T:
Net Asset Value and redemption price per share ($657,872 ÷ 14,113.4 shares)		$46.61
Maximum offering price per share (100/96.50 of $46.61)		$48.30
Class B:
Net Asset Value and offering price per share ($12,555 ÷ 283.3 shares)(a)		$44.32
Class C:
Net Asset Value and offering price per share ($446,267 ÷ 10,046.0 shares)(a)		$44.42
Class I:
Net Asset Value, offering price and redemption price per share ($1,023,356 ÷ 21,198.4 shares)		$48.28
Class Z:
Net Asset Value, offering price and redemption price per share ($30,642 ÷ 634.7 shares)		$48.28

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2016 (Unaudited)
Investment Income
Dividends		$32,347
Interest		709
Income from Fidelity Central Funds		644
Total income		33,700
Expenses
Management fee	$11,720
Transfer agent fees	3,674
Distribution and service plan fees	6,354
Accounting and security lending fees	523
Custodian fees and expenses	14
Independent trustees' compensation	9
Registration fees	102
Audit	36
Legal	10
Miscellaneous	11
Total expenses before reductions	22,453
Expense reductions	(43)	22,410
Net investment income (loss)		11,290
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	117,670
Total net realized gain (loss)		117,670
Change in net unrealized appreciation (depreciation) on investment securities		(871,765)
Net gain (loss)		(754,095)
Net increase (decrease) in net assets resulting from operations		$(742,805)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$11,290	$21,010
Net realized gain (loss)	117,670	216,169
Change in net unrealized appreciation (depreciation)	(871,765)	(104,736)
Net increase (decrease) in net assets resulting from operations	(742,805)	132,443
Distributions to shareholders from net investment income	(18,242)	(22,284)
Distributions to shareholders from net realized gain	–	(495)
Total distributions	(18,242)	(22,779)
Share transactions - net increase (decrease)	(312,030)	(460,915)
Total increase (decrease) in net assets	(1,073,077)	(351,251)
Net Assets
Beginning of period	4,385,579	4,736,830
End of period (including undistributed net investment income of $3,621 and undistributed net investment income of $10,573, respectively)	$3,312,502	$4,385,579

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class A

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$58.00	$56.57	$48.63	$34.29	$35.01	$28.55
Income from Investment Operations
Net investment income (loss)A	.17	.30	.26	.44B	.11	(.08)
Net realized and unrealized gain (loss)	(10.31)	1.43	7.84	13.94	(.51)	6.61
Total from investment operations	(10.14)	1.73	8.10	14.38	(.40)	6.53
Distributions from net investment income	(.27)	(.29)	(.16)	(.04)	(.32)	(.01)C
Distributions from net realized gain	–	(.01)	–	–	–	(.06)C
Total distributions	(.27)	(.30)	(.16)	(.04)	(.32)	(.07)
Net asset value, end of period	$47.59	$58.00	$56.57	$48.63	$34.29	$35.01
Total ReturnD,E,F	(17.55)%	3.06%	16.70%	41.95%	(1.04)%	22.88%
Ratios to Average Net AssetsG,H
Expenses before reductions	1.08%I	1.07%	1.07%	1.11%	1.13%	1.13%
Expenses net of fee waivers, if any	1.08%I	1.07%	1.07%	1.11%	1.13%	1.13%
Expenses net of all reductions	1.08%I	1.07%	1.07%	1.10%	1.13%	1.12%
Net investment income (loss)	.64%I	.53%	.49%	1.07%B	.33%	(.23)%
Supplemental Data
Net assets, end of period (in millions)	$1,142	$1,514	$1,750	$1,490	$1,106	$1,426
Portfolio turnover rateJ	7%I	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class T

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$56.74	$55.35	$47.59	$33.60	$34.36	$28.05
Income from Investment Operations
Net investment income (loss)A	.11	.16	.13	.34B	.03	(.15)
Net realized and unrealized gain (loss)	(10.11)	1.40	7.67	13.65	(.50)	6.48
Total from investment operations	(10.00)	1.56	7.80	13.99	(.47)	6.33
Distributions from net investment income	(.13)	(.16)	(.04)	–C	(.29)	–D
Distributions from net realized gain	–	(.01)	–	–	–	(.02)D
Total distributions	(.13)	(.17)	(.04)	–C	(.29)	(.02)
Net asset value, end of period	$46.61	$56.74	$55.35	$47.59	$33.60	$34.36
Total ReturnE,F,G	(17.66)%	2.82%	16.41%	41.65%	(1.26)%	22.58%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.32%J	1.31%	1.32%	1.34%	1.35%	1.35%
Expenses net of fee waivers, if any	1.32%J	1.31%	1.31%	1.34%	1.35%	1.35%
Expenses net of all reductions	1.32%J	1.31%	1.31%	1.33%	1.35%	1.35%
Net investment income (loss)	.40%J	.29%	.25%	.85%B	.11%	(.45)%
Supplemental Data
Net assets, end of period (in millions)	$658	$891	$1,007	$1,012	$753	$906
Portfolio turnover rateK	7%J	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

 C Amount represents less than $.005 per share.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class B

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$53.97	$52.79	$45.60	$32.38	$33.24	$27.27
Income from Investment Operations
Net investment income (loss)A	(.04)	(.14)	(.15)	.10B	(.15)	(.33)
Net realized and unrealized gain (loss)	(9.61)	1.33	7.34	13.12	(.49)	6.30
Total from investment operations	(9.65)	1.19	7.19	13.22	(.64)	5.97
Distributions from net investment income	–	–	–	–	(.22)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.01)	–	–	(.22)	–
Net asset value, end of period	$44.32	$53.97	$52.79	$45.60	$32.38	$33.24
Total ReturnC,D,E	(17.88)%	2.25%	15.77%	40.83%	(1.85)%	21.89%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.89%H	1.87%	1.87%	1.91%	1.94%	1.93%
Expenses net of fee waivers, if any	1.89%H	1.86%	1.87%	1.91%	1.94%	1.93%
Expenses net of all reductions	1.89%H	1.86%	1.87%	1.91%	1.93%	1.92%
Net investment income (loss)	(.17)%H	(.26)%	(.31)%	.27%B	(.48)%	(1.03)%
Supplemental Data
Net assets, end of period (in millions)	$13	$26	$54	$80	$84	$121
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class C

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$54.08	$52.87	$45.65	$32.40	$33.24	$27.26
Income from Investment Operations
Net investment income (loss)A	(.03)	(.12)	(.13)	.13B	(.12)	(.31)
Net realized and unrealized gain (loss)	(9.63)	1.34	7.35	13.12	(.49)	6.29
Total from investment operations	(9.66)	1.22	7.22	13.25	(.61)	5.98
Distributions from net investment income	–	–	–	–	(.23)	–
Distributions from net realized gain	–	(.01)	–	–	–	–
Total distributions	–	(.01)	–	–	(.23)	–
Net asset value, end of period	$44.42	$54.08	$52.87	$45.65	$32.40	$33.24
Total ReturnC,D,E	(17.86)%	2.30%	15.82%	40.90%	(1.76)%	21.94%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.82%H	1.82%	1.82%	1.85%	1.87%	1.86%
Expenses net of fee waivers, if any	1.82%H	1.82%	1.82%	1.85%	1.87%	1.86%
Expenses net of all reductions	1.82%H	1.82%	1.82%	1.85%	1.86%	1.86%
Net investment income (loss)	(.10)%H	(.22)%	(.26)%	.33%B	(.41)%	(.97)%
Supplemental Data
Net assets, end of period (in millions)	$446	$584	$614	$527	$405	$522
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class I

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$58.91	$57.46	$49.39	$34.77	$35.44	$28.90
Income from Investment Operations
Net investment income (loss)A	.25	.46	.40	.57B	.20	.02
Net realized and unrealized gain (loss)	(10.47)	1.45	7.95	14.13	(.52)	6.67
Total from investment operations	(10.22)	1.91	8.35	14.70	(.32)	6.69
Distributions from net investment income	(.41)	(.45)	(.28)	(.08)	(.35)	(.05)C
Distributions from net realized gain	–	(.01)	–	–	–	(.10)C
Total distributions	(.41)	(.46)	(.28)	(.08)	(.35)	(.15)
Net asset value, end of period	$48.28	$58.91	$57.46	$49.39	$34.77	$35.44
Total ReturnD,E	(17.43)%	3.33%	16.99%	42.34%	(.77)%	23.21%
Ratios to Average Net AssetsF,G
Expenses before reductions	.82%H	.81%	.82%	.84%	.86%	.85%
Expenses net of fee waivers, if any	.81%H	.81%	.82%	.84%	.86%	.85%
Expenses net of all reductions	.81%H	.81%	.81%	.84%	.85%	.85%
Net investment income (loss)	.91%H	.79%	.75%	1.34%B	.60%	.04%
Supplemental Data
Net assets, end of period (in millions)	$1,023	$1,330	$1,272	$965	$631	$694
Portfolio turnover rateI	7%H	4%	9%	17%	30%	18%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%.

 C The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Leveraged Company Stock Fund Class Z

	Six months ended (Unaudited)	Years ended July 31,
January 31,	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$58.96	$57.51	$49.58
Income from Investment Operations
Net investment income (loss)B	.28	.54	.48
Net realized and unrealized gain (loss)	(10.47)	1.44	7.77
Total from investment operations	(10.19)	1.98	8.25
Distributions from net investment income	(.49)	(.52)	(.32)
Distributions from net realized gain	–	(.01)	–
Total distributions	(.49)	(.53)	(.32)
Net asset value, end of period	$48.28	$58.96	$57.51
Total ReturnC,D	(17.38)%	3.45%	16.72%
Ratios to Average Net AssetsE,F
Expenses before reductions	.68%G	.68%	.68%G
Expenses net of fee waivers, if any	.68%G	.68%	.68%G
Expenses net of all reductions	.68%G	.68%	.68%G
Net investment income (loss)	1.04%G	.92%	.88%G
Supplemental Data
Net assets, end of period (in millions)	$31	$41	$40
Portfolio turnover rateH	7%G	4%	9%

 A For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Class I and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

During the period, the Board of Trustees approved the conversion of all existing Class B shares into Class A shares, effective on or about July 1, 2016, regardless of the length of times shares have been held.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2016, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,107,313
Gross unrealized depreciation	(330,559)
Net unrealized appreciation (depreciation) on securities	$776,754
Tax cost	$2,596,785

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$(105,155)

The Fund elected to defer to its next fiscal year approximately $21,788 of capital losses recognized during the period November 1, 2014 to July 31, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $126,426 and $316,149, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,691	$–
Class T	.25%	.25%	1,961	–
Class B	.75%	.25%	90	67
Class C	.75%	.25%	2,612	91
			$6,354	$158

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$58
Class T	9
Class B(a)	2
Class C(a)	8
$77

 (a) When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$1,317.19
Class T	728.19
Class B	24.26
Class C	504.19
Class I	1,093.18
Class Z	8.05
	$ 3,674

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $4 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $3.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $970. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $390, including $77 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $29 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $14.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2016	Year ended July 31, 2015
From net investment income
Class A	$6,789	$8,435
Class T	1,901	2,856
Class I	9,229	10,623
Class Z	323	370
Total	$18,242	$22,284
From net realized gain
Class A	$–	$169
Class T	–	104
Class B	–	5
Class C	–	68
Class I	–	145
Class Z	–	4
Total	$–	$495

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2016	Year ended July 31, 2015	Six months ended January 31, 2016	Year ended July 31, 2015
Class A
Shares sold	1,605	4,056	$85,632	$231,293
Reinvestment of distributions	119	144	6,519	8,240
Shares redeemed	(3,839)	(9,024)	(201,726)	(512,053)
Net increase (decrease)	(2,115)	(4,824)	$(109,575)	$(272,520)
Class T
Shares sold	945	2,671	$49,323	$149,297
Reinvestment of distributions	33	50	1,784	2,784
Shares redeemed	(2,568)	(5,216)	(133,368)	(291,216)
Net increase (decrease)	(1,590)	(2,495)	$(82,261)	$(139,135)
Class B
Shares sold	–(a)	13	$20	$641
Reinvestment of distributions	–	–(a)	–	4
Shares redeemed	(190)	(554)	(9,543)	(29,544)
Net increase (decrease)	(190)	(541)	$(9,523)	$(28,899)
Class C
Shares sold	325	963	$16,121	$51,218
Reinvestment of distributions	–	1	–	57
Shares redeemed	(1,077)	(1,777)	(52,509)	(94,541)
Net increase (decrease)	(752)	(813)	$(36,388)	$(43,266)
Class I
Shares sold	2,967	7,621	$160,132	$439,237
Reinvestment of distributions	150	163	8,300	9,472
Shares redeemed	(4,497)	(7,343)	(239,564)	(425,464)
Net increase (decrease)	(1,380)	441	$(71,132)	$23,245
Class Z
Shares sold	155	416	$8,264	$24,254
Reinvestment of distributions	6	6	323	374
Shares redeemed	(221)	(426)	(11,738)	(24,968)
Net increase (decrease)	(60)	(4)	$(3,151)	$(340)

 (a) In the amount of less than five hundred shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2015 to January 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During Period-B August 1, 2015 to January 31, 2016
Class A	1.08%
Actual		$1,000.00	$824.50	$4.95
Hypothetical-C		$1,000.00	$1,019.71	$5.48
Class T	1.32%
Actual		$1,000.00	$823.40	$6.05
Hypothetical-C		$1,000.00	$1,018.50	$6.70
Class B	1.89%
Actual		$1,000.00	$821.20	$8.65
Hypothetical-C		$1,000.00	$1,015.63	$9.58
Class C	1.82%
Actual		$1,000.00	$821.40	$8.33
Hypothetical-C		$1,000.00	$1,015.99	$9.22
Class I	.81%
Actual		$1,000.00	$825.70	$3.72
Hypothetical-C		$1,000.00	$1,021.06	$4.12
Class Z	.68%
Actual		$1,000.00	$826.20	$3.12
Hypothetical-C		$1,000.00	$1,021.72	$3.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

 C 5% return per year before expenses

ALSFI-SANN-0316
1.759103.115

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2016